Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2012
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBAX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBCX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBIX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBRX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBSX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBTX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBYX